RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
SUMMARY OF RELATIONSHIP WITH COMPANY

The related parties of the Company with whom transactions are reported in these consolidated financial statements are as follows:

Name of Individual	Relationship with the Company
Claire Luk	Director of the Company

SCHEDULE OF RELATED PARTY TRANSACTIONS
		As of March 31,
Name of related party	Nature of balance	2024	2025	2025
		HKD	HKD	USD

Claire Luk	Due to director	$1,269,266	$-	$-